Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Depreciation and depletion expense	$ 1.5	$ 2.0	$ 4.5	$ 4.6